SCHEDULE OF MINIMUM LEASE PAYMENTS (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Right-of-use Assets
2025		$ 1,168,600
2026		1,163,846
2027		1,150,000
2028		431,246
Thereafter
Less: interest		(155,884)
Present value of lease liabilities		3,757,808
Current liabilities	$ 803,951	1,089,515	$ 1,080,855
Non-current liabilities	$ 1,968,928	2,668,293	3,726,026
Operating lease liability		$ 3,757,808	$ 4,806,881